Shareholders' Equity (Details) - Schedule of department allocation of share-based compensation charges - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation charges	[1]	$ 2,169	$ 2,228	$ 2,121
Cost of revenues [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation charges	[1]	106	204	112
Research and development, net [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation charges	[1]	879	729	808
Sales and marketing [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation charges	[1]	536	638	698
General and administrative [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation charges	[1]	$ 648	$ 657	$ 503

[1]	Including $2,107, $1,887 and $1,359 of compensation cost related to RSUs for the years ended December 31, 2020, 2019 and 2018, respectively.